Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Employee [Member]	Additional Paid-in Capital [Member] Director [Member]	AOCI, Equity Method Investment, Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total	Employee [Member]	Director [Member]
Balance at Jun. 30, 2023	$ 1,176,200	$ 45,415,958			$ (79,192)	$ (10,292,430)		$ 36,220,536
Balance, shares at Jun. 30, 2023	1,176,200,278
Shares issued to service provider	$ 1,000	133,000						134,000
Shares issued to service provider, shares	1,000,000
Share issued for private placement	$ 44,651	4,273,556						4,318,207
Shares issued for private placement, shares	44,651,232
Shares cancelled	$ (505)	(175,480)						(175,985)
Shares cancelled, shares	(504,924)
Net income (loss)						(3,187,774)		(3,187,774)
Foreign currency translation adjustment					7,286			7,286
Balance at Jun. 30, 2024	$ 1,221,346	49,647,034			(71,906)	(13,480,204)		37,316,270
Balance, shares at Jun. 30, 2024	1,221,346,586
Shares issued to service provider	$ 7,356	1,667,692						1,675,048
Shares issued to service provider, shares	7,356,550
Share issued for private placement	$ 9,302	894,698						904,000
Shares issued for private placement, shares	9,302,214
Shares cancelled	$ (450)	(44,550)						(45,000)
Shares cancelled, shares	(450,000)
Net income (loss)						(2,339,587)	(27)	(2,339,614)
Foreign currency translation adjustment					(39,022)			(39,022)
Shares issued to employee	$ 2,070	243,245						245,315
Shares issued to employee, shares	2,070,000
Shares issued as settlement of promissory notes	$ 9,656	666,232						675,888
Shares issued as settlement of promissory notes, shares	9,655,542
Shares issued for private placement	$ 9,302	894,698						904,000
Shares issued for private placement, shares	9,302,214
Share based compensation to employee			$ 92,044						$ 92,044
Balance at Dec. 31, 2024	$ 1,249,280	53,166,395			(110,928)	(15,819,791)	(27)	38,484,929
Balance, shares at Dec. 31, 2024	1,249,280,892
Balance at Jun. 30, 2024	$ 1,221,346	49,647,034			(71,906)	(13,480,204)		37,316,270
Balance, shares at Jun. 30, 2024	1,221,346,586
Net income (loss)								(3,485,994)
Foreign currency translation adjustment								(48,739)
Balance at Mar. 31, 2025	$ 1,253,169	53,649,837			(120,645)	(16,966,162)	(36)	37,816,163
Balance, shares at Mar. 31, 2025	1,253,169,780
Balance at Jun. 30, 2024	$ 1,221,346	49,647,034			(71,906)	(13,480,204)		37,316,270
Balance, shares at Jun. 30, 2024	1,221,346,586
Shares issued to service provider	$ 8,856	1,808,091						1,816,947
Shares issued to service provider, shares	8,856,550
Share issued for private placement	$ 21,202	1,961,798						1,983,000
Shares issued for private placement, shares	21,202,213
Shares cancelled	$ (800)	(79,200)						(80,000)
Shares cancelled, shares	(800,000)
Net income (loss)						(4,782,977)	(36)	(4,783,013)
Foreign currency translation adjustment					(88,903)			(88,903)
Shares issued to employee	$ 2,070	520,978						523,048
Shares issued to employee, shares	2,070,000
Shares issued as settlement of promissory notes	$ 9,656	666,232						675,888
Shares issued as settlement of promissory notes, shares	9,655,542
Shares issued to director	$ 350	5,184						5,534
Shares issued to director, shares	350,000
Shares issued for private placement, shares	7,744,445
Balance at Jun. 30, 2025	$ 1,262,680	54,530,117			(160,809)	(18,263,181)	(36)	37,368,771
Balance, shares at Jun. 30, 2025	1,262,680,891
Balance at Dec. 31, 2024	$ 1,249,280	53,166,395			(110,928)	(15,819,791)	(27)	38,484,929
Balance, shares at Dec. 31, 2024	1,249,280,892
Share issued for private placement	$ 4,089	410,911						415,000
Shares issued for private placement, shares	4,088,888
Shares cancelled	$ (200)	(19,800)						(20,000)
Shares cancelled, shares	(200,000)
Net income (loss)						(1,146,371)	(9)	(1,146,380)
Foreign currency translation adjustment					(9,717)			(9,717)
Shares issued for private placement	$ 4,089	410,911						415,000
Shares issued for private placement, shares	4,088,888
Share based compensation to employee			92,331						92,331
Balance at Mar. 31, 2025	$ 1,253,169	53,649,837			(120,645)	(16,966,162)	(36)	37,816,163
Balance, shares at Mar. 31, 2025	1,253,169,780
Balance at Jun. 30, 2025	$ 1,262,680	54,530,117			(160,809)	(18,263,181)	(36)	37,368,771
Balance, shares at Jun. 30, 2025	1,262,680,891
Shares issued to service provider	$ 1,000	94,000						95,000
Shares issued to service provider, shares	1,000,000
Net income (loss)						(1,850,931)	(2,700)	(1,853,631)
Foreign currency translation adjustment					(47,661)			(47,661)
Shares issued for private placement	$ 30,544	2,417,456						2,448,000
Shares issued for private placement, shares	30,543,876
Share based compensation to employee			$ 32,642	$ 16,691					$ 32,642	$ 16,691
Balance at Dec. 31, 2025	$ 1,294,224	57,090,906			(208,470)	(20,114,112)	(2,736)	38,059,812
Balance, shares at Dec. 31, 2025	1,294,224,767
Balance at Jun. 30, 2025	$ 1,262,680	54,530,117			(160,809)	(18,263,181)	(36)	37,368,771
Balance, shares at Jun. 30, 2025	1,262,680,891
Net income (loss)								(2,366,700)
Foreign currency translation adjustment								(61,560)
Balance at Mar. 31, 2026	$ 1,302,942	57,553,229			(222,369)	(20,627,172)	(2,745)	38,003,885
Balance, shares at Mar. 31, 2026	1,302,942,407
Balance at Dec. 31, 2025	$ 1,294,224	57,090,906			(208,470)	(20,114,112)	(2,736)	38,059,812
Balance, shares at Dec. 31, 2025	1,294,224,767
Shares issued to service provider	$ 7,595	392,405						400,000
Shares issued to service provider, shares	7,595,016
Net income (loss)						(513,060)	(9)	(513,069)
Foreign currency translation adjustment					(13,899)			(13,899)
Shares issued to employee	$ 1,123	61,754						62,877
Shares issued to employee, shares	1,122,624
Share based compensation to employee				$ 8,164						$ 8,164
Balance at Mar. 31, 2026	$ 1,302,942	$ 57,553,229			$ (222,369)	$ (20,627,172)	$ (2,745)	$ 38,003,885
Balance, shares at Mar. 31, 2026	1,302,942,407